Investment Risks - Defiance Drone and Modern Warfare ETF	Apr. 30, 2026
Investment Selection (Private Sleeve) Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment Selection Risk (Private Sleeve). Although the Fund’s investment, if any, in privately issued securities will be consistent with the Drone and Modern Warfare Company theme of the Index, the Fund’s investments in privately issued securities will be selected by the Adviser in its discretion and will not be selected by reference to the Index. The Private Sleeve of the Fund is actively managed, and the Adviser’s selection decisions with respect to these privately issued securities may underperform the Index, other relevant benchmarks, or alternative investments the Adviser could have selected. The Fund may experience losses on such investments that the Fund would not have experienced had the Fund invested exclusively in publicly traded Index constituents.
Allocation Conflicts (Private Sleeve) Risk Member
Prospectus [Line Items]
Risk [Text Block]	Allocation Conflicts Risk (Private Sleeve). The Adviser manages other registered funds and may in the future manage additional vehicles in the Defiance complex that may be eligible to acquire the same privately issued securities as the Fund. The Adviser maintains a written allocation policy designed to allocate private investment opportunities among eligible vehicles on a fair and equitable basis over time. However, the application of the allocation policy may result in the Fund receiving a smaller allocation of a desirable investment opportunity than it would have received in the absence of competing vehicles, or in the Fund being unable to participate in a particular opportunity. Allocation decisions involve subjective judgments and may, in hindsight, prove not to have been optimal for the Fund.

Conflicts Of Interest (Private Sleeve) Risk Member
Prospectus [Line Items]
Risk [Text Block]	Conflicts of Interest Risk (Private Sleeve). In connection with the Fund’s investments in privately issued securities, the Adviser may face conflicts of interest that do not arise in connection with the Fund’s investments in publicly traded securities, including conflicts relating to (i) the selection of SPV sponsors and the negotiation of SPV terms, (ii) the receipt of material non-public information about private issuers that may also be public-equity candidates of the Fund or other Defiance vehicles, (iii) the allocation of private-investment opportunities among funds and accounts managed by the Adviser, and (iv) the valuation of the Fund’s SPV interests for purposes of calculating the Fund’s net asset value. The Adviser has adopted policies and procedures designed to identify, address, and mitigate these conflicts, but there can be no assurance that all conflicts will be eliminated or that the Adviser’s policies and procedures will operate as intended in all circumstances.
Indirect Expense (Private Sleeve) Risk Member
Prospectus [Line Items]
Risk [Text Block]	Indirect Expense Risk (Private Sleeve). In connection with each Private Sleeve investment, the Fund will pay a one-time upfront access fee in connection with acquiring the investment, expected to range from approximately 5% to 8% of the amount invested. This fee reduces the net amount of the Fund’s capital invested in the underlying company. The Fund does not currently expect to invest through vehicles that charge a recurring management fee or a performance-based allocation (sometimes referred to as “carried interest” or “carry”); the specific economics applicable to each investment will be set forth in the applicable governing documents and may vary.
Liquidity (Private Sleeve) Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk (Private Sleeve). The Fund’s investments in privately issued securities, including SPV interests, are not traded on any public market, are not redeemable on demand at the option of the Fund, and may be transferred (if at all) only with the consent of the SPV sponsor and subject to such restrictions as the SPV’s governing documents may impose. The Fund’s ability to monetize such investments will generally depend on the occurrence of a qualifying liquidity event at the underlying issuer (such as an initial public offering, sale, merger, or other transaction resulting in the distribution of freely tradable securities to the Fund). There is no assurance that any such liquidity event will occur within any particular time frame, on any particular terms, or at all. The Fund treats its investments in privately issued securities as illiquid investments under Rule 22e-4 under the 1940 Act, and the aggregate amount of illiquid investments held by the Fund is subject to the 15% limit under that rule. Sustained net redemption activity, particularly during periods of market stress, may cause the Fund’s illiquid investment percentage to approach the 15% regulatory limit and may constrain the Fund’s ability to satisfy redemption requests in a timely or cost-effective manner.
Material Non-Public Information (Private Sleeve) Risk Member
Prospectus [Line Items]
Risk [Text Block]	Material Non-Public Information Risk (Private Sleeve). In connection with the Fund’s investments in privately issued securities, the Fund, the Adviser, and the Sub-Adviser may from time to time receive material non-public information concerning the underlying issuer or related issuers. The Adviser maintains information-barrier procedures and an insider-trading compliance program designed to address the receipt and handling of such information. Where the Adviser is in possession of material non-public information concerning an issuer, the Adviser may, for some period of time, be unable to effect transactions in the publicly traded securities of that issuer or related issuers on behalf of the Fund. As a result, the Fund may be unable to acquire or dispose of publicly traded securities at a time when the Adviser would otherwise believe such action to be in the best interests of the Fund. The Fund’s performance may be adversely affected by such restrictions.
Premium/Discount (Private Sleeve) Risk Member
Prospectus [Line Items]
Risk [Text Block]	Premium/Discount Risk (Private Sleeve). The Fund’s investments in privately issued securities will not have an observable market price during the trading day and will be reflected in the Fund’s daily net asset value at their fair value. Authorized Participants and other market participants involved in establishing the Fund’s intraday indicative value and the Fund’s secondary market trading price may have limited ability to hedge their exposure to the Private Sleeve of the Fund’s portfolio. As a result, the Fund’s Shares may trade at a premium or discount to the Fund’s net asset value to a greater extent, and with greater volatility, than has historically been the case for the Fund, and to a greater extent than may be experienced by ETFs that invest exclusively in publicly traded securities. Such premiums or discounts may be heightened during periods of market volatility, in periods immediately preceding or following a fair-value update, and during the period leading up to a qualifying liquidity event at an underlying issuer (or, in the case of privately issued securities the Fund holds directly, the issuer of such securities).
Private Company Investment (Private Sleeve) Risk Member
Prospectus [Line Items]
Risk [Text Block]	Private Company Investment Risk (Private Sleeve). Privately issued securities are securities that have not been registered under the Securities Act of 1933, typically are subject to legal restrictions on resale, and generally are not traded in established public markets. The Fund’s investments in privately issued securities of pre-IPO private companies are subject to risks that differ from, and in many cases exceed, the risks of investing in publicly traded securities. These risks include: (i) limited and inconsistent public disclosure by private issuers, which may make it difficult for the Adviser to evaluate the issuer’s financial condition, business prospects, and corporate governance; (ii) the absence of any obligation on the part of the private issuer to register its securities for public resale, to facilitate a sale of the Fund’s interest, or to effect a liquidity event within any particular time frame; (iii) restrictions on transfer arising from the SPV’s governing documents, securities-law requirements, or contractual rights of other equityholders (including rights of first refusal, co-sale rights, and similar provisions); (iv) the Fund’s reliance on the SPV sponsor for information rights and for the administration of the SPV; (v) the concentration of the SPV’s assets in a single underlying issuer, the failure of which would cause a complete loss of the Fund’s investment in that SPV; and (vi) the early-stage or growth-stage character of many private issuers, including the possibility that the issuer may never achieve a successful liquidity event and that the Fund may lose all or a substantial portion of its investment. Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find markets for these securities are more thinly traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share due to the absence of an active trading market.

Sponsor Dependence (Private Sleeve) Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sponsor Dependence Risk (Private Sleeve). The Fund’s interest in each SPV will depend on the SPV sponsor for the administration of the SPV, the transmission of information rights, the conduct of the SPV’s relationships with the underlying issuer, and the implementation of any liquidity event. The SPV sponsor may have interests that diverge from those of the Fund, including with respect to the timing of any liquidity event, the negotiation of the terms of the SPV with the underlying issuer, and the allocation of expenses among investors in the SPV. The bankruptcy, insolvency, or operational failure of an SPV sponsor could materially and adversely affect the Fund’s ability to realize value from its investment in the affected SPV.
Tax Characterization (Private Sleeve) Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Characterization Risk (Private Sleeve). The Fund intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund’s investments in privately issued securities, including SPV interests, may be subject to tax characterizations that differ from those of the Fund’s investments in publicly traded securities, including with respect to the 90% qualifying-income test and the quarterly asset-diversification tests under Subchapter M. The Adviser has obtained, or intends to obtain, written advice from outside tax counsel regarding the asset diversification and qualifying-income treatment of each SPV interest acquired by the Fund. There can be no assurance that the U.S. Internal Revenue Service will not assert a contrary position. The Fund’s failure to qualify as a RIC could result in fund-level taxation and a corresponding reduction in income available for distribution to shareholders.
Tracking Error / Index Divergence Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tracking Error / Index Divergence Risk. As with all index funds, the performance of the Fund and the Index may differ from each other for a variety of reasons, including operating expenses and portfolio transaction costs not incurred by the Index, the timing of cash flows into and out of the Fund, and the use of “representative sampling” rather than full replication. In addition, because the Fund holds investments in privately issued securities that are not components of the Index, and because the Fund holds a cash-in-lieu component in respect of those investments for purposes of creation and redemption baskets, the Fund’s performance is expected to diverge from the performance of the Index by an amount attributable to the Fund’s Private Sleeve holdings and the related cash-in-lieu position. The magnitude of this divergence may be material, particularly during periods in which the fair value of the Fund’s Private Sleeve holdings changes materially or in which the underlying issuer of a Private Sleeve holding completes (or is expected to complete) a qualifying liquidity event.
Valuation (Private Sleeve) Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk (Private Sleeve). The Fund’s investments in privately issued securities and SPV interests are not traded in an active market and do not have readily available market quotations. The fair value determination of each such investment is necessarily based on assumptions, estimates, and inputs that may not reflect the price at which the Fund could actually realize value from such investment in a sale or other liquidity event. Fair value determinations are inherently subjective and involve material uncertainties; the value at which an investment is ultimately realized may differ, potentially materially, from the most recent fair value determination. The Fund’s net asset value, and the value of an investor’s investment in the Fund, may be adversely affected by errors or uncertainties in the fair valuation of the Fund’s Private Sleeve holdings.